Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP 0.05 per share, to be issued upon the exercise of options to be granted under the 2023 Equity Incentive Plan with Non-Employee Sub-Plan and CSOP Sub-Plan
Amount Registered | shares	2,834,037
Proposed Maximum Offering Price per Unit	1.79
Maximum Aggregate Offering Price	$ 5,072,927.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 700.58
Offering Note	(A) These shares may be represented by the Silence Therapeutics plc (the "Registrant's") American Depositary Shares ("ADSs"). Each ADS represents three ordinary shares, nominal value GBP0.05 per share ("Ordinary Shares"). The Registrant's ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-248217). (B) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Ordinary Shares and ADSs of the Registrant that become issuable under the Registrant's 2023 Equity Incentive Plan with Non-Employee Sub-Plan and CSOP Sub-Plan (the "2023 EIP") by reason of any share dividend, share split (sub-division), recapitalization or other similar transaction. (C) Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $1.79 per Ordinary Share (or $5.37 per ADS), the average of the high and low prices of the ADSs as reported on the Nasdaq Global Market on February 26, 2026. (D) Represents 2,834,037 additional Ordinary Shares that were add to the shares authorized for issuance under the Registrant's 2023 EIP on January 1, 2026 pursuant to an annual "evergreen" increase provision contained in the 2023 EIP. The number of shares reserved for issuance under the 2023 EIP will automatically increase on January 1st each year, starting on January 1, 2024, and continuing through January 1, 2033, by an amount which is the lesser of (a) five percent (5%) of the total number of Ordinary Shares of the Registrant outstanding on December 31st of the immediately preceding calendar year; and (b) a smaller number of shares determined by the Registrant's board of directors. Prior to January 1, 2026, the board of directors approved an annual increase equal to 2% of the aggregate number of Ordinary Shares outstanding on December 31, 2025 to the 2023 EIP, which is 2,834,037 shares.